Revenue - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jan. 01, 2024	Dec. 31, 2023
Revenue
Deferred revenue-current	$ 48,152		$ 57,639
Total deferred revenue	108,777	$ 127,100	127,119
Estimated deferred revenue
Not later than 1 year	48,152		57,639
Between 1 to 2 years	33,502		32,797
Between 2 to 3 years	21,418		30,918
Between 3 to 4 years	1,169		844
Later than 4 years	4,536		4,921
Total deferred revenue	108,777	$ 127,100	127,119
Deferred revenue recognized	26,300
Oncology/Immunology segment
Revenue
Deferred revenue-current	48,100		57,566
Deferred revenue-noncurrent	60,625		69,480
Other Ventures segment
Revenue
Deferred revenue-current	$ 52		$ 73